Trade Receivables - Schedule of Trade Receivables (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Trade Receivables [Line Items]
Total trade receivables, gross	RM 69,323,099	$ 17,091,494	RM 37,060,714
Less: loss allowances for expected credit loss	(1,030,834)	(254,150)	(743,860)
Total trade receivables, net	68,292,265	16,837,344	36,316,854
Third Parties [Member] | Farm solutions sales [Member]
Schedule of Trade Receivables [Line Items]
Total trade receivables, gross	23,039,775	5,680,418	19,234,500
Third Parties [Member] | Vegetable sales [Member]
Schedule of Trade Receivables [Line Items]
Total trade receivables, gross	46,283,324	11,411,076	16,693,373
Other Related Parties [Member] | Farm solutions sales [Member]
Schedule of Trade Receivables [Line Items]
Total trade receivables, gross			1,100,000
Other Related Parties [Member] | Vegetable sales [Member]
Schedule of Trade Receivables [Line Items]
Total trade receivables, gross			RM 32,841